LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Schedule of Lease Expenses
a.	Information on leases in which the Company is a lessee:

	Year ended December 31
	2021		2020

Interest expense on lease liabilities	$315		$238
Exchange rate differences	(31)		152
CPI expenses on lease liabilities and right-of-use assets	6		(1)
Depreciation expenses on right-of-use assets	606		758
Income due to removal of lease liabilities and right-of-use assets	*	)	*	)

*) Represents an amount lower than $1

Schedule of Right-of-Use Assets
	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2021	$3,025	$319	$3,344

Additions during the year:

Additions to right-of-use assets for new leases in the period	412	412	824

Revaluation recognized in CPI	4	43	47

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(30)	(30)

Balance as of December 31, 2021	3,441	744	4,185

Accumulated depreciation:

Balance as of January 1, 2021	1,224	248	1,472

Additions during the year:

Depreciation	494	112	606

Disposals during the year:

Disposals of right-of-use assets	-	(2)	(2)

Balance as of December 31, 2021	1,718	358	2,076

Depreciated cost on December 31, 2021	$1,723	$386	$2,109
	Leasehold	Motor vehicles	Total

Cost:

Balance as of January 1, 2020	$3,041	$381	$3,422

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	23	23

Revaluation recognized in CPI	(16)	(7)	(23)

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(78)	(78)

Balance as of December 31, 2020	3,025	319	3,344

Accumulated depreciation:

Balance as of January 1, 2020	596	155	751

Additions during the year:

Depreciation	628	130	758

Disposals during the year:

Disposals of right-of-use assets	-	(37)	(37)

Balance as of December 31, 2020	1,224	248	1,472

Depreciated cost on December 31, 2020	$1,801	$71	$1,872

Schedule of Lease Liability
	Leasehold	Motor vehicles	Total

Balance as of January 1, 2021	$2,375	$65	$2,440

Lease payments	(748)	(147)	(895)

Lease deposits	-	(2)	(2)

Interest expense	281	34	315

Exchange rate differences	(38)	7	(31)

Additions to lease liability for new leases in the period	412	412	824

Reduction of lease liability for leases terminated in the period	-	(29)	(29)

Revaluation recognized in CPI	4	43	47

Balance as of December 31, 2021	2,286	383	2,669
	Leasehold	Motor vehicles	Total

Balance as of January 1, 2020	$2,760	$211	$2,971

Lease payments	(740)	(137)	(877)

Lease deposits	-	(5)	(5)

Interest expense	216	22	238

Exchange rate differences	145	7	152

Additions to lease liability for new leases in the period	-	21	21

Reduction of lease liability for leases terminated in the period	-	(40)	(40)

Revaluation recognized in CPI	(6)	(14)	(20)

Balance as of December 31, 2020	2,375	65	2,440

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases
	Leasehold	Motor vehicles	Total

2022	782	193	975
2023	788	140	928
2024	755	58	813
2025	115	-	115
2026 and thereafter	138	-	138

Total lease payments	$2,578	$391	$2,969
Less: imputed interest	292	8	300
Present value of lease liabilities	$2,286	$383	$2,669